Related Party Transactions Disclosure: RELATED PARTY TRANSACTIONS POLICY (Policies)	20 Months Ended
Sep. 30, 2012
Policies
RELATED PARTY TRANSACTIONS POLICY

For the year ended September 30, 2012 and from inception on February 8, 2011 to September 30, 2011, the Company paid fees of $1,200 and $0 respectively to the president and director for services to the Company.